SHAREHOLDER'S CAPITAL - Contributed Surplus (Details) - CAD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
SHAREHOLDER'S CAPITAL
Contributed surplus at beginning of period			$ 16.4	$ 2.0
Share-based compensation expense	$ 18.8	$ 2.0	37.9	14.5
Contributed surplus at end of period		$ 2.0	$ 54.3	$ 16.4